Impairment charges net of reversals - (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of impairment loss and reversal of impairment loss [abstract]
Summary of impairment charges net of reversals

	Note	Pre-tax amount 2022 US$m	Taxation 2022 US$m	Non-controlling interest 2022 US$m	Net amount 2022 US$m	Pre-tax amount 2021 US$m	Pre-tax amount 2020 US$m
Other operations - Roughrider		150	—	—	150	—	—
Aluminium – Pacific Aluminium		(202)	—	—	(202)	—	(489)
Aluminium – Kitimat		—	—	—	—	(269)	—
Aluminium – Sohar		—	—	—	—	—	(220)
Aluminium – ISAL		—	—	—	—	—	(93)
Minerals – Diavik		—	—	—	—	—	(441)
Total impairment charges net of reversals		(52)	—	—	(52)	(269)	(1,243)

Allocated as:
Intangible assets	12	150				—	(4)
Property, plant and equipment	13	—				(269)	(900)
Investment in equity accounted units (“EAUs”)		(202)				—	(339)
Total impairment charges net of reversals		(52)				(269)	(1,243)
Comprising:
Impairment reversal/(charges net of reversal) of consolidated balances					150	(269)	(904)
Impairment charges related to EAUs (pre-tax)					(202)	—	(368)
Total impairment charges net of reversals					(52)	(269)	(1,272)
Taxation (including related to EAUs)					—	72	157
Total impairment charges net of reversals in the income statement					(52)	(197)	(1,115)